Shareholder Report, Holdings (Details)	Aug. 31, 2025
VistaShares Target 15 Berkshire Select Income ETF [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VistaShares Target 15 Berkshire Select Income ETF [Member] | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15 Berkshire Select Income ETF [Member] | VeriSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Kraft Heinz Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VistaShares Target 15 Berkshire Select Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
VistaShares Target 15 USA Quality Income ETF [Member] | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VistaShares Target 15 USA Quality Income ETF [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VistaShares Target 15 USA Quality Income ETF [Member] | General Dynamics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VistaShares Target 15 USA Quality Income ETF [Member] | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VistaShares Target 15 USA Quality Income ETF [Member] | Illinois Tool Works, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VistaShares Target 15 USA Quality Income ETF [Member] | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VistaShares Target 15 USA Quality Income ETF [Member] | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VistaShares Target 15 USA Quality Income ETF [Member] | Cintas Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VistaShares Target 15 USA Quality Income ETF [Member] | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VistaShares Target 15 USA Quality Income ETF [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VistaShares Target 15 USA Quality Income ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
VistaShares Target 15 USA Quality Income ETF [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VistaShares Target 15 USA Quality Income ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VistaShares Target 15 USA Quality Income ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VistaShares Target 15 USA Quality Income ETF [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VistaShares Target 15 USA Quality Income ETF [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VistaShares Target 15 USA Quality Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VistaShares Target 15 USA Quality Income ETF [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
VistaShares Target 15 USA Quality Income ETF [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VistaShares Target 15 USA Quality Income ETF [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%